SERIES C 9% CONVERTIBLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 4 – SERIES C 9% CONVERTIBLE PREFERRED STOCK

On January 9,  2013, the Board of Directors authorized the issuance of up to 4,200 shares of Series C Convertible Preferred Stock (the “Series C Convertible Preferred Stock”).

The Series C convertible preferred stock is entitled to preference over holders of junior stock upon liquidation in the amount of $1,000 plus any accrued and unpaid dividends ; entitled to dividends as a preference to holders of junior stock at a rate of 9% per annum of the Stated Value of $1,000 per share, payable quarterly beginning on September 30, 2013 and are cumulative.  The holders of Series C preferred stock have no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series C preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series C preferred stock or alter or amend the Certificate of Designation.

Each share of Series C preferred stock is convertible, at the holder’s option, inclusive of any accrued and unpaid dividends, at conversion price of $1.50 (as reset).

If, at any time while the Series C preferred stock is outstanding, the Company sells or grants any option to purchase or sells or grants any right to re-price, or otherwise disposes of or issues any common stock or common stock equivalents entitling any Person to acquire shares of Common Stock at an effective price per share that is lower than the then conversion price (“Base Conversion Price”), then the conversion price shall be reduced to equal the Base Conversion Price.  Such adjustment shall be made whenever such Common Stock or Common Stock Equivalents are issued.  During 2014, the resets provisions as described above resulted in the conversion price reset to $1.50.

The Series C preferred stock contains triggering events which would require redemption at (i) the greater of 120% of the stated value of $1,000 or the product of the variable weighted average price of the Company’s common stock on the trading day immediately preceding the date of the triggering event and the stated value divided by the then conversion price or (ii) either (a) redeem each Series C preferred share for a redemption price, in shares of the Company’s common stock, equal to a number of shares equal to the (i) above divided by 75%.   The Company determined that certain of the defined triggering events were outside the Company’s control and therefore classified the Series C preferred stock outside of equity.

In connection with the sale of the Series C preferred stock, the Company issued an aggregate of 1,330,627 warrants to purchase the Company’s common stock at $2.61 per share expiring five years from the initial exercise date.  The warrant provides if, at any time while the warrant is outstanding, the Company sells or grants any option to purchase or sells or grants any right to re-price, or otherwise disposes of or issues any common stock or common stock equivalents entitling any person to acquire shares of common stock at an effective price per share that is lower than the then conversion price (“base conversion price”), then the conversion price shall be reduced to equal the Base Conversion Price.

Such adjustment shall be made whenever such Common Stock or Common Stock Equivalents are issued.  In addition, the warrants provides for at any time after the six month anniversary of the initial exercise date, there is no effective registration statement registering, or no current prospectus available for the resale of the warrant shares by the holder, then the warrant may only be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the holder shall be entitled to receive a number of Warrant Shares equal to defined formula. During 2014, the resets provisions as described above resulted in an additional 984,674 warrants issued with an exercise price reset to $1.50 all Series C warrants.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the Series C preferred stock when it was issued. The Company allocated the net proceeds between the intrinsic value of the conversion option ($1,303,671) and the warrants ($1,064,739) to additional paid-in capital.  The aggregate debt discount, comprised of the relative intrinsic value the conversion option ($1,303,671),  relative fair value of the warrants ($1,064,739), and the issuance costs ($412,590); total of $2,781,000, is amortized over one year as interest expense, the date a possible redemption feature, outside of the Company’s control, would be available to the Series C stockholders

During the month of February 2013, the holders of previously issued convertible bridge notes converted into 600 shares of the Company’s Series C 9% Convertible Preferred Stock.

During the months of February, March, May, and July 2013, the Company sold an aggregate of 2,181 shares of the Company’s Series C 9% Convertible Preferred Stock for net proceeds of $1,814,910.

At the time of issuance and till March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C 9% Convertible Preferred Stock and related issued warrants did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation is not required.  There was no established market for the Company’s common stock.  As described in Note 6, March 31, 2015, the Company determined a market has been established for the Company’s common stock and accordingly, reclassified the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively, from equity to liabilities.

As of March 31, 2015, the Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: contractual terms of 2.78 to 3.50 years, a risk free interest rate of 0.56% to 0.89%, a dividend yield of 0%, and volatility of 141.00%.

During January 2015, the Company issued an aggregate of 42,334 shares of its commons stock in exchange for 50 shares of the Company’s Series C 9% Convertible Preferred Stock and accrued dividends.

During March 2015, the Company issued an aggregate of 169,334 shares of its commons stock in exchange for 200 shares of the Company’s Series C 9% Convertible Preferred Stock and accrued dividends.

Series C preferred stock issued and outstanding totaled 2,461 and 2,711 as of March 31, 2015 and December 31, 2014, respectively.  As of March 31, 2015 and December 31, 2014, the Company has accrued $456,964 and $445,069 dividends payable on the Series C preferred stock.

Registration Rights Agreement

The Company entered into a Registration Rights Agreement  in connection with the sale and issuance of the Series C preferred stock.  The Company is required to file a registration statement registering for resale the  (a) common stock issuable upon conversion in full of the Preferred Stock (assuming on such date the shares of Preferred Stock are converted in full without regard to any conversion limitations therein), (b) all shares of Common Stock issuable as dividends and “Make-Whole Payments” (as defined in the Certificate of Designation) on the Preferred Stock assuming all dividend and Make-Whole Payments are made in shares of Common Stock and the Preferred Stock is held for at least 3 years, (c) all warrant shares then issuable upon exercise of the Warrants (assuming on such date the warrants are exercised in full without regard to any exercise limitations therein), (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the Preferred Stock or the Warrants (in each case, without giving effect to any limitations on conversion set forth in the Certificate of Designation or limitations on exercise set forth in the Warrants) and (e) any securities issued or then issuable upon any stock split, dividend or other distribution,  recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement and must be declared effective no later than 210 days from the date of termination of the sale the Series C preferred stock.

The Company was required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold.  If the Company failed to comply with the registration statement effective date requirements, the Company is required to pay the investors a fee equal to 0.25% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 3% to each Purchaser.

On June 23 2014, the Company became effective and met its required filing requirement.  The Company did not meet the effectiveness obligation by November 22, 2013.  As a result, the Company accrued $55,620 as interest expense for liquidating damages due under the registration rights agreement.

NOTE 9 – SERIES C 9% CONVERTIBLE PREFERRED STOCK
On January 9, 2013, the Board of Directors authorized the issuance of up to 4,200 shares of Series C Convertible Preferred Stock (the “Series C Convertible Preferred Stock”).

The Series C convertible preferred stock is entitled to preference over holders of junior stock upon liquidation in the amount of $1,000 plus any accrued and unpaid dividends; entitled to dividends as a preference to holders of junior stock at a rate of 9% per annum of the Stated Value of $1,000 per share, payable quarterly beginning on September 30, 2013 and are cumulative.  The holders of Series C preferred stock have no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series C preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series C preferred stock or alter or amend the Certificate of Designation.

Each share of Series C preferred stock is convertible, at the holder’s option, inclusive of any accrued and unpaid dividends, at conversion price of $1.50 (as reset).

If, at any time while the Series C preferred stock is outstanding, the Company sells or grants any option to purchase or sells or grants any right to re-price, or otherwise disposes of or issues any common stock or common stock equivalents entitling any Person to acquire shares of Common Stock at an effective price per share that is lower than the then conversion price (“Base Conversion Price”), then the conversion price shall be reduced to equal the Base Conversion Price.  Such adjustment shall be made whenever such Common Stock or Common Stock Equivalents are issued.  During the year ended December 31, 2014, the resets provisions as described above resulted in the conversion price reset to $1.50.

The Series C preferred stock contains triggering events which would require redemption at (i) the greater of 120% of the stated value of $1,000 or the product of the variable weighted average price of the Company’s common stock on the trading day immediately preceding the date of the triggering event and the stated value divided by the then conversion price or (ii) either (a) redeem each Series C preferred share for a redemption price, in shares of the Company’s common stock, equal to a number of shares equal to the (i) above divided by 75%.   The Company determined that certain of the defined triggering events were outside the Company’s control and therefore classified the Series C preferred stock outside of equity.

In connection with the sale of the Series C preferred stock, the Company issued an aggregate of 1,330,627 warrants to purchase the Company’s common stock at $2.61 per share expiring five years from the initial exercise date.  The warrant provides if, at any time while the warrant is outstanding, the Company sells or grants any option to purchase or sells or grants any right to re-price, or otherwise disposes of or issues any common stock or common stock equivalents entitling any person to acquire shares of common stock at an effective price per share that is lower than the then conversion price (“base conversion price”), then the warrants outstanding will be subject anti-dilution provisions.

Such adjustment shall be made whenever such Common Stock or Common Stock Equivalents are issued.  In addition, the warrants provides for at any time after the six month anniversary of the initial exercise date, there is no effective registration statement registering, or no current prospectus available for the resale of the warrant shares by the holder, then the warrant may only be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the holder shall be entitled to receive a number of Warrant Shares equal to defined formula. During the year ended December 31, 2014, the resets provisions as described above resulted in an additional 984,674 warrants issued with an exercise price reset to $1.50 all Series C warrants..

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the Series C preferred stock when it was issued. The Company allocated the net proceeds between the intrinsic value of the conversion option ($1,303,671) and the warrants ($1,064,739) to additional paid-in capital.  The aggregate debt discount, comprised of the relative intrinsic value the conversion option ($1,303,671),  relative fair value of the warrants ($1,064,739), and the issuance costs ($412,590); total of $2,781,000, is amortized over one year as interest expense, the date a possible redemption feature, outside of the Company’s control, would be available to the Series C stockholders.

The Company valued the warrants in accordance with ASC 470-20 using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 0.39% to 1.40%, a dividend yield of 0%, and volatility of 123.41% to 125.33%.

During the month of February 2013, the holders of the Convertible Bridge Notes (See Note 7) converted into 600 shares of the Company’s Series C 9% Convertible Preferred Stock.

During the months of February, March, May, and July 2013, the Company sold an aggregate of 2,181 shares of the Company’s Series C 9% Convertible Preferred Stock for net proceeds of $1,814,910.

During October 2014, the Company issued an aggregate of 59,267 shares of its commons stock in exchange for 70 shares of the Company’s Series C 9% Convertible Preferred Stock and accrued dividends.

The Company determined that the anti-dilutive provisions embedded in the Series C 9% Convertible Preferred Stock and related issued warrants did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation is not required.  As of December 31, 2014, the Company’ s common stock was thinly traded and there was no active trading market.

Series C preferred stock outstanding totaled 2,711 and 2,781 as of December 31, 2014 and 2013.  As of December 31, 2014 and 2013, the Company has accrued $445,069 and $206,740 dividends payable on the Series C preferred stock.

Registration Rights Agreement

The Company entered into a Registration Rights Agreement  in connection with the sale and issuance of the Series C preferred stock.  The Company is required to file a registration statement registering for resale the  (a) common stock issuable upon conversion in full of the Preferred Stock (assuming on such date the shares of Preferred Stock are converted in full without regard to any conversion limitations therein), (b) all shares of Common Stock issuable as dividends and “Make-Whole Payments” (as defined in the Certificate of Designation) on the Preferred Stock assuming all dividend and Make-Whole Payments are made in shares of Common Stock and the Preferred Stock is held for at least 3 years, (c) all warrant shares then issuable upon exercise of the Warrants (assuming on such date the warrants are exercised in full without regard to any exercise limitations therein), (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the Preferred Stock or the Warrants (in each case, without giving effect to any limitations on conversion set forth in the Certificate of Designation or limitations on exercise set forth in the Warrants) and (e) any securities issued or then issuable upon any stock split, dividend or other distribution,  recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement and must be declared effective no later than 210 days from the date of termination of the sale the Series C preferred stock.

The Company is required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold.  If the Company fails to comply with the registration statement effective date requirements, the Company is required to pay the investors a fee equal to 0.25% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 3% to each Purchaser.

On June 23 2014, the Company became effective and met its required filing requirement.  The Company did not meet the effectiveness obligation by November 22, 2013.  As a result, the Company accrued $55,620 as interest expense for liquidating damages due under the registration rights agreement.